Other operating income and expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income and expenses
Government grants	kr 759	kr 602	kr 444
Gain from Bargain Purchase, cf, note 31	0	36,395	0
Loss on retirement of fixed assets	(2,173)	0	0
Total other operating income	759	36,997	444
Total other operating expenses	kr (2,173)	kr 0	kr 0